SCHEDULE OF MATURITIES OF LOAN (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2025	$ 3,746
2026	15,402
2027	16,075
2028	11,089
Total	$ 46,312	$ 0